Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment - Narrative (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	kr 55,362	kr 50,269
Denmark
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	46,705	44,431
USA
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	kr 41,035	kr 18,750